CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash	$ 121,809	$ 57,435
Deposit	0	1,568
Prepayment	0	0
Accounts Receivable	18	0
Inventory	152	0
TOTAL CURRENT ASSETS	121,979	59,003
TOTAL ASSETS	121,979	59,003
CURRENT LIABILITIES
Accounts payable	1,090	1,110
Due to related parties	281,005	263,023
Accrued liabilities and other payables	205,619	170,740
TOTAL CURRENT LIABILITIES	487,714	434,873
TOTAL LIABILITIES	487,714	434,873
Commitments and Contingencies	0	0
STOCKHOLDERS' DEFICIT
Ordinary shares: $ 0.0001 par value; Authorized: 250,000,000 shares; Issued and outstanding: 110,545,005 shares as of September 30, 2023; 111,785,005 as of September 30, 2024	11,179	11,055
Additional paid-in capital	31,294,554	31,060,078
Accumulated other comprehensive income	0	0
Accumulated deficit	(31,671,468)	(31,447,003)
Total stockholders' deficit	(365,735)	(375,870)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 121,979	$ 59,003